United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3385

                      (Investment Company Act File Number)


                              Federated Stock Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 10/31/05


                 Date of Reporting Period: Quarter ended 1/31/05



Item 1.     Schedule of Investments


Federated Stock Trust
Portfolio of Investments
January 31, 2005 (unaudited)


     Shares or
     Principal
     Amount                                                                        Value


                        Common Stocks--99.8%
                        Consumer Discretionary--9.4%
     401,171            Ford Motor Co.                                     $       5,283,422
     655,400            Gap (The), Inc.                                            14,425,354
     430,400            Home Depot, Inc.                                           17,758,304
     1,191,000          Interpublic Group Cos., Inc.                               15,542,550
     230,700            Johnson Controls, Inc.                                     13,648,212
     386,400            Mattel, Inc.                                               7,515,480
     7,000              May Department Stores Co.                                  237,300
     1,294,100          News Corp., Inc.                                           21,999,700
     401,910            Philips Electronics NV, ADR                                10,481,813
     321,200            Viacom, Inc., Class A                                      12,086,756
     287,300            Walt Disney Co.                                            8,225,399
                        Total                                                      127,204,290
                        Consumer Staples--5.5%
     667,700            Altria Group, Inc.                                         42,619,291
     861,400      1      Rite Aid Corp.                                            3,049,356
     485,200            SUPERVALU, Inc.                                            15,337,172
     763,200            Tyson Foods, Inc., Class A                                 13,104,144
                        Total                                                      74,109,963
                        Energy--12.0%
     552,400            BP PLC, ADR                                                32,934,088
     777,778            ChevronTexaco Corp.                                        42,311,123
     131,660            ConocoPhillips                                             12,216,731
     626,700            Exxon Mobil Corp.                                          32,337,720
     605,200            Halliburton Co.                                            24,891,876
     419,200            Marathon Oil Corp.                                         16,235,616
                        Total                                                      160,927,154
                        Financials--34.6%
     474,200            AON Corp.                                                  10,783,308
     506,200            Ace Ltd.                                                   21,969,080
     661,200            Allstate Corp.                                             33,350,928
     336,700            American International Group, Inc.                         22,319,843
     1,027,900          Bank of America Corp.                                      47,663,723
     236,100            Capital One Financial Corp.                                18,481,908
     1,152,300          Citigroup, Inc.                                            56,520,315
     200,800            Freddie Mac                                                13,110,232
     353,100            Fannie Mae                                                 22,803,198
     161,800            Goldman Sachs Group, Inc.                                  17,450,130
     292,000            Hartford Financial Services Group, Inc.                    19,648,680
     1,305,000          J.P. Morgan Chase & Co.                                    48,715,650
     612,400            MBNA Corp.                                                 16,277,592
     304,700            Merrill Lynch & Co., Inc.                                  18,303,329
     530,800            Morgan Stanley                                             29,703,568
     387,300            Nationwide Financial Services, Inc., Class A               14,310,735
     906,000            U.S. Bancorp                                               27,225,300
     281,500            Wachovia Corp.                                             15,440,275
     184,300            Wells Fargo & Co.                                          11,297,590
                        Total                                                      465,375,384
                        Healthcare--5.1%
     253,400            Johnson & Johnson                                          16,394,980
     541,500            McKesson HBOC, Inc.                                        18,676,335
     654,200            Pfizer, Inc.                                               15,805,472
     1,295,300    1      Tenet Healthcare Corp.                                    12,862,329
     55,300             UnitedHealth Group, Inc.                                   4,916,170
                        Total                                                      68,655,286
                        Industrials--10.6%
     184,900            Block (H&R), Inc.                                          8,932,519
     1,040,852          Cendant Corp.                                              24,512,065
     216,500            Eaton Corp.                                                14,719,835
     453,800            Masco Corp.                                                16,699,840
     238,500            Northrop Grumman Corp.                                     12,373,380
     450,300            Pitney Bowes, Inc.                                         20,146,422
     1,237,671          Tyco International Ltd.                                    44,729,430
                        Total                                                      142,113,491
                        Information Technology--8.2%
     1,003,200    1      Applied Materials, Inc.                                   15,950,880
     784,700      1      BMC Software, Inc.                                        13,206,501
     200,400      1      Computer Sciences Corp.                                   10,324,608
     305,549            Hewlett-Packard Co.                                        5,985,705
     94,700             International Business Machines Corp.                      8,846,874
     472,000            Microsoft Corp.                                            12,404,160
     855,600            Motorola, Inc.                                             13,467,144
     525,760      1      Storage Technology Corp.                                  16,556,182
     510,400      1      SunGard Data Systems, Inc.                                13,724,656
                        Total                                                      110,466,710
                        Materials--4.5%
     219,000            Air Products & Chemicals, Inc.                             12,901,290
     497,800            Alcoa, Inc.                                                14,690,078
     100,000            Celanese Corp                                              1,613,000
     386,900            Georgia-Pacific Corp.                                      12,419,490
     281,400            PPG Industries, Inc.                                       19,354,692
                        Total                                                      60,978,550
                        Telecommunication Services--4.7%
     240,900            Alltel Corp.                                               13,259,136
     780,200            SBC Communications, Inc.                                   18,537,552
     400,500            Sprint Corp.                                               9,543,915
     619,056            Verizon Communications                                     22,032,203
                        Total                                                      63,372,806
                        Utilities--5.2%
     499,600            American Electric Power Co., Inc.                          17,610,900
     681,900            Edison International                                       22,141,293
     203,400            FirstEnergy Corp.                                          8,087,184
     955,400            NiSource, Inc.                                             21,878,660
                        Total                                                      69,718,037
                        Total Common Stocks (identified cost
                        $1,041,717,654)                                            1,342,921,671
                        Repurchase Agreements--0.8%
$    11,014,000         Interest in $2,000,000,000 joint repurchase
                        agreement with Barclays Capital, Inc., 2.52%,
                        dated 1/31/2005 to be repurchased at
                        $11,014,771 on 2/1/2005, collateralized by US
                        Government Agency Obligations with various
                        maturities to 5/15/2029, collateral market
                        value $2,040,143,633 (AT AMORTIZED COST)                   11,014,000
                        Total Investments -
                        100.6%
                        (identified cost $1,052,731,654)2                          1,353,935,671
                        OTHER ASSETS AND LIABILITIES - NET - (0.6%)                (7,589,387)
                        TOTAL NET ASSETS - 100%                            $       1,346,346,284


1    Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $1,052,731,654. The net unrealized appreciation of investments for federal tax purposes was $301,204,017. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $330,616,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,412,332.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

The following acronyms is used throughout this portfolio:

ADR -- American Depositary Receipt


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005